UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07255

Exact name of registrant as specified in charter:	Oppenheimer International Bond Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Cynthia Lo Bessette,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	9/30

Date of reporting period:	07/01/2017-06/30/2018

Item 1.

FORM N-PX

ICA File Number:  811-07255

Registrant Name:  Oppenheimer International Bond Fund

Reporting Period:  07/01/2017 - 06/30/2018

Oppenheimer International Bond Fund

ASTANA FINANCE JSC Meeting Date: AUG 21, 2017 Record Date: JUN 27, 2017 Meeting Type: ANNUAL
Ticker: Security ID: 46630H400
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Meeting Agenda	Management	For	For
2	Approve Financial Statements	Management	For	Against
3	Approve Allocation of Income	Management	For	For
4	Approve Dividends	Management	For	For
5	Ratify Auditor	Management	For	Against
6	Approve Information on Large-Scale Transactions and Related-Party Transactions Concluded in 2016	Management	For	Against
7	Approve Results of Shareholders Appeals on Actions of Company and Its Officials	Management	For	Against
8	Approve Information on Remuneration of Management Board and Board of Directors	Management	For	Against
9	Amend Charter	Management	For	Against

BANCO INVEX S.A. INSTITUCION DE BANCA MULTIPLE, INVEX GRUPO FINANCIERO- CREYCB Meeting Date: NOV 01, 2017 Record Date: OCT 24, 2017 Meeting Type: BONDHOLDER
Ticker: Security ID: P13549DB6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve to Hold General Meeting Jointly with Holders of Securities Identified with Ticker Creycb 06u	Management	For	For
2	Receive Report from SHF on Audit of Home Loan Insurance Which was Conducted by Seguros de Credito a la Vivienda SHF SA de CV During June 2017 of Certain Mortgage Loans Assigned to Trust	Management	For	For
3	Approve SHF Proposal to Change Payment Form of Guarantee of Payment in Case of Default and Respective Cancellation of the Same, Granted in Regard to Mortgage Loans Assigned to Trust	Management	For	Against
4	Receive Report from Trustee on Current Status of Trust Assets and Activities that It Carries out in Order to Conserve, Administer and Maintain the Same	Management	For	For
5	Receive Report from ABC Capital SA Institucion de Banca Multiple as Administrator on Status of Asset Administration, Actions and Results Obtained of Procuring Loan Collection, Judicial Proceedings and Legal Situation of Portfolio	Management	For	For
6	Designate Delegates to Carry Out Resolutions Approved at this Meeting	Management	For	For

BANCO INVEX S.A. INSTITUCION DE BANCA MULTIPLE, INVEX GRUPO FINANCIERO- CREYCB Meeting Date: JUN 15, 2018 Record Date: JUN 07, 2018 Meeting Type: BONDHOLDER
Ticker: Security ID: P13549DB6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve to Hold General Meeting Jointly with Holders of Securities Identified with Ticker CREYCB 06U	Management	For	For
2	Receive Report from Trustee on Current Status of Trust Assets and Activities that It Carries out in Order to Conserve, Administer and Maintain the Same	Management	For	For
3	Receive Report from ABC Capital SA Institucion de Banca Multiple as Administrator on Status of Asset Administration, Actions and Results Obtained of Procuring Loan Collection, Judicial Proceedings and Legal Situation of Portfolio	Management	For	For
4	Approve ABC Capital SA Institucion De Banca Multiple as Administrator to Implement Different Support Options, Identified As Solution Products Which will Be Directed to Different Accredited from Trust Mortgage Credits	Management	For	For
5	Designate Delegates to Carry Out Resolutions Approved at this Meeting	Management	For	For

GRIFONAS FINANCIAL NO.1 PLC Meeting Date: APR 20, 2018 Record Date: Meeting Type: BONDHOLDER
Ticker: Security ID: G4180AAB0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Extraordinary Resolution as per Meeting Notice	Management	For	For

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer International Bond Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz,
Trustee, President and Principal Executive Officer

Date: August 20, 2018

*By:	/s/ Taylor V. Edwards
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Taylor V. Edwards, Attorney in Fact